SHARE-BASED PAYMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Equity-settled share-based payment plans to employees, directors and consultants.	$ 381	$ 1,475	$ 1,883